Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Income Taxes
(10)	Income Taxes

Components of Income Tax (Benefit) Expense

Income tax (benefit) expense computed at the statutory rate of 35% varies from Income tax (benefit) expense reported on the Consolidated Statements of Operations for the respective six month periods ended June 30 as follows:

	2016	2015
Income tax (benefit) expense computed at the statutory rate	$(45,054)	197,945
Dividends-received deductions and tax-exempt interest	(15,911)	(14,052)
State income tax	3,985	1,820
Change in tax contingency reserve	17	(11,076)
Foreign tax, net	(1,703)	(1,569)
Corporate-owned life insurance	(2,871)	(1,448)
Penalties	10	475
Low Income Housing Tax Credits	(1,534)	(637)
Other	768	654

Income tax (benefit) expense as reported	$(62,293)	172,112

(16)	Income Taxes

(a)	Income Tax (Benefit) Expense

Total income tax (benefit) expense for the years ended December 31 is as follows:

	2015	2014	2013
Income tax expense (benefit) attributable to operations:
Current tax expense	$551,052	265,586	42,854
Deferred tax (benefit) expense	(307,986)	(240,863)	160,438

Total income tax expense (benefit) attributable to net income	243,066	24,723	203,292
Income tax effect on equity:
Income tax (benefit) expense allocated to stockholder’s equity:
Attributable to unrealized (losses) gains on investments	(691,519)	418,073	(661,574)
Attributable to unrealized (losses) gains on postretirement obligation	—	—	(127)
Attributable to unrealized (losses) gains on foreign exchange	(2,159)	(1,132)	(889)

Total income tax effect on equity	$(450,612)	441,664	(459,298)

(b)	Components of Income Tax Expense (Benefit)

Income tax expense (benefit) computed at the statutory rate of 35% varies from Income tax expense (benefit) reported on the Consolidated Statements of Operations for the respective years ended December 31 as follows:

	2015	2014	2013
Income tax expense (benefit) computed at the statutory rate	$295,177	63,066	260,567
Dividends-received deductions and tax-exempt interest	(40,687)	(27,849)	(32,037)
State income tax	4,642	4,106	(2,049)
Release AZLPF tax	—	—	(5,829)
(Release) Accrual of tax contingency reserve	(10,701)	2,180	2,571
Foreign tax, net	(3,143)	(3,202)	(12,209)
Corporate-owned life insurance	(2,285)	(7,806)	(12,933)
Penalties	529	(6,174)	6,376
Other	(466)	402	(1,165)

Income tax expense (benefit) as reported	$243,066	24,723	203,292

(c)	Components of Deferred Tax Assets and Liabilities on the Consolidated Balance Sheets

Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability). Net deferred tax asset (liability) on the Consolidated Balance Sheets at December 31 are as follows:

	2015	2014
Deferred tax assets:
Policy reserves	$3,219,849	2,847,620
Expense accruals	47,412	144,197
Other-than-temporarily impaired assets	20,961	13,352
Provision for postretirement benefits	34,072	31,190
Other	6,898	2,102

Total deferred tax assets	3,329,192	3,038,461

Deferred tax liabilities:
Deferred acquisition costs	(1,948,643)	(1,086,964)
Investment income	(230,228)	(159,754)
Depreciation and amortization	(55,351)	(51,311)
Deferred intercompany gain	—	(3,187)
Net unrealized gains on investments and foreign exchange	(551,999)	(2,196,751)

Total deferred tax liabilities	(2,786,221)	(3,497,967)

Net deferred tax asset (liability)	$542,971	(459,506)

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for ordinary deferred tax assets, as it is more likely than not the deferred tax assets will be realized principally through future reversals of existing ordinary taxable temporary differences and future ordinary taxable income. For deferred tax assets that are capital in nature, considering all objective evidence and the available tax planning strategy, it is more likely than not the deferred tax assets that are capital in nature will be realized and no valuation allowance is required. The amount of the ordinary and capital deferred tax assets considered realizable could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future ordinary and capital taxable income are reduced.

Income taxes paid by the Company were $329,563, $250,127, and $74,460 in 2015, 2014, and 2013, respectively. At December 31, 2015 and 2014, respectively, the Company had a tax payable to AZOA of $291,948 and $79,981, reported in Other liabilities on the Consolidated Balance Sheets.

At December 31, 2015 and 2014, the Company had a tax payable separate from the agreement with AZOA in the amount of $119 and $134, respectively. These amounts are for foreign taxes.

The Company is included in the consolidated group for which AZOA files a federal income tax return on behalf of all group members. As a member of the AZOA consolidated group, the Company is no longer subject to U.S. federal and non-U.S. income tax examinations for years prior to 2012, though examinations of combined returns filed by AZOA, which include the Company by certain U.S. state and local tax authorities, may still be conducted for 2008 and subsequent years. The last Internal Revenue Service examination of AZOA involved amended returns filed by AZOA for the 2008 and 2009 tax years. These amended returns were accepted by the Internal Revenue Service as filed. The Internal Revenue Service has not given notice that any subsequent tax periods are or will be under examination in the near future.

In accordance with the Income Taxes Topic of the Codification, the Company recognizes liabilities for certain unrecognized tax benefits. Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014
Balance at January 1	$59,103	70,174
Additions based on tax positions related to the current year	359	509
Amounts released related to tax positions taken in prior years	(58,095)	(11,580)

Balance at December 31	$1,367	59,103

The balance at December 31, 2015, consists of tax positions for which the deductibility is more likely than not. The disallowance would affect the annual effective tax rate.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2015, 2014, and 2013, the Company recognized (benefit)/expenses of ($10,701), $2,180, and $2,571, respectively, in interest and penalties. The Company had $1,431 and $12,132 for the payment of interest and penalties accrued at December 31, 2015 and 2014, respectively.